INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS
Summary of investments

	Balance at					Balance at
	December		Fair Value		Foreign	December
	31, 2018	Additions	Adjustments	Disposals	Exchange	31, 2019

Common shares(1)	$5,762	$4,748	$(1,081)	$—	$(331)	$9,098
Warrants(2)	320	—	(122)	—	(12)	186
Total investments	$6,082	$4,748	$(1,203)	$—	$(343)	$9,284
(1)	Fair value adjustments recorded within Other Comprehensive (loss) income for the period.
(2)	Fair value adjustments recorded within Net (loss) income for the period.

	Balance at					Balance at
	December 31,		Fair Value		Foreign	December
	2017	Additions	Adjustments	Disposals	Exchange	31, 2018

Common shares	$—	$7,059	$2,691	$(4,179)	$191	$5,762
Warrants	—	190	121	—	9	320
Total investments	$—	$7,249	$2,812	$(4,179)	$200	$6,082